SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended	1 Months Ended
	Sep. 19, 2014	May 08, 2014
Share Sub Agmts
Issue of shares	406,665
Issue of shares, value	$ 376,995
Common Stock Payable Unissued
Issue of shares		76,550
Issue of shares, value		$ 81,050